Demand notes payable, convertible debentures and line of credit (Details) (USD $)	12 Months Ended		0 Months Ended			3 Months Ended		12 Months Ended		0 Months Ended							0 Months Ended				12 Months Ended			0 Months Ended		0 Months Ended						0 Months Ended			3 Months Ended		12 Months Ended		0 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 11, 2009 Ilios	May 11, 2009 Director and Chief Executive Officer	May 11, 2009 Director and Chief Executive Officer Ilios	Dec. 31, 2013 Michaelson	Dec. 31, 2012 Demand notes	Dec. 31, 2013 Demand notes Minimum	Dec. 31, 2013 Demand notes Maximum	May 11, 2009 Demand notes Director and Chief Executive Officer	Oct. 03, 2013 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Nov. 30, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 07, 2011 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 10, 2008 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2013 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Oct. 18, 2013 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	May 11, 2009 Convertible debentures Director and Chief Executive Officer	Dec. 31, 2013 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2001 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Common stock	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Conversion of accrued interest	Sep. 24, 2001 Convertible debentures Member of board of directors	May 11, 2009 Convertible debentures Member of board of directors Common stock	May 11, 2009 Convertible debentures Member of board of directors Conversion of principal amount	Oct. 18, 2013 Convertible debentures Member of board of directors Conversion of accrued interest	May 11, 2009 Convertible debentures Member of board of directors Conversion of accrued interest	Oct. 18, 2013 Convertible debentures Member of board of directors Conversion of accrued interest in 2012	Sep. 24, 2001 Convertible debentures Chief Executive Officer (John N. Hatsopoulos)	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Common stock	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of principal amount	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest	Dec. 31, 2013 Convertible debentures Michaelson	Dec. 31, 2013 Convertible debentures Michaelson Common stock	Dec. 31, 2013 Convertible debentures Michaelson Common stock	Mar. 26, 2014 Subsequent event Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Subsequent event Demand notes	Mar. 25, 2013 Revolving credit facility	Dec. 31, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jul. 22, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Subsequent event	Jan. 06, 2014 Revolving credit facility Subsequent event Chief Executive Officer (John N. Hatsopoulos)
Debt Instrument [Line Items]
Demand notes payable, related party, current	$ 3,000,000	$ 0					$ 1,337,500								$ 1,750,000	$ 1,300,000																							$ 1,750,000
Interest paid on debt	55,639	0																																					175,311					25,347
Principal amount											450,000	300,000	750,000	250,000								330,000			200,000						100,000
Related party debt, stated interest rate								5.00%	6.00%		6.00%	6.00%	6.00%	5.00%							6.00%														4.00%
Debt term																																			3 years
Accrue rate after occurrence and during continuance																																			8.00%
Accrue rate after occurrence and during continuance on other default																																			2.00%
Debentures accrued interest, first payment from issuance date																					6 years
Conversion price in usd per share																	$ 1.20				$ 1.20		$ 2.00			$ 2.00		$ 4.50		$ 3.20		$ 2.00			$ 5.40
Percentage of principal and interest																																			120.00%
Consecutive trading days																																			20 days
Maximum conversion amount																																			150,000
Debt issuance cost																																			140,433
Working capital line of credit with related party																																						3,500,000				1,055,000	1,500,000
Number of shares of subsidiary common stock sold by the Company			1,400,000		1,400,000.00
Subsidiary common stock sold by the Company, price in usd per share			$ 0.50		$ 0.50
Extinguishment of debt, principal amount										427,432										109,033
Extinguishment of debt, accrued interest				163,535
Debt conversion, amount converted																	90,967	100,000	6,100					72,959			109,033		90,967				427,432	72,567	1,000
Debt conversion, number of shares issued																	75,806		85,242							400,000						1,000,000				185.19
Common stock issuable upon conversion																												970		2,161							555,556
Convertible debentures, related party, current	0	90,967																										4,367		6,913					3,000,000
Amount outstanding																																									$ 1,200,000				$ 1,200,000
Related party ownership percentage						6.40%
Variable rate																																								1.50%